AXS Chesapeake Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 95.3%
31,117,005	Fidelity Investments Money Market Government Portfolio - Class I, 1.19%[1]	$31,117,005

Principal Amount
$11,401,959	UMB Bank Demand Deposit, 0.01%[1]	11,401,959
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $42,518,964)	42,518,964

	TOTAL INVESTMENTS — 95.3%
	(Cost $42,518,964)	42,518,964
	Other Assets in Excess of Liabilities — 4.7%	2,102,201
	TOTAL NET ASSETS — 100.0%	$44,621,165

[1]	The rate is the annualized seven-day yield at period end.

AXS Chesapeake Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value*	Value at June 30, 2022*	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn[1]	September 2022	15	546,375	471,563	$(74,812)
CBOT Soybean[1]	August 2022	7	551,863	546,175	(5,688)
CBOT Soybean Oil[1]	August 2022	16	666,403	643,296	(23,107)
CME Lean Hogs[1]	July 2022	4	174,520	174,600	80
CMX Gold[1]	August 2022	4	749,040	722,920	(26,120)
ICE Canola[1]	November 2022	15	277,020	266,555	(10,465)
NYBOT Sugar #11[1]	October 2022	40	815,692	828,800	13,108
NYMEX Natural Gas[1]	August 2022	4	314,480	216,960	(97,520)
NYMEX NY Harbor ULSD[1]	August 2022	3	531,254	482,643	(48,611)
NYMEX RBOB Gasoline[1]	August 2022	4	619,449	594,098	(25,351)
NYMEX WTI Crude Oil[1]	August 2022	9	1,079,550	951,840	(127,710)

Currency Futures
Brazil Real	August 2022	51	964,528	967,470	2,942
CME Mexican Peso	September 2022	38	956,650	930,240	(26,410)
Swedish Krona	September 2022	15	14,600,660	14,669,163	68,503

Index Futures
ICF FTSE 100 Index	September 2022	4	293,140	283,037	(10,103)
Total Long Contracts			23,140,624	22,749,360	(391,264)

Short Contracts
Commodity Futures
CME Live Cattle[1]	August 2022	(12)	(635,120)	(636,360)	(1,240)
CMX Copper[1]	September 2022	(4)	(381,550)	(371,000)	10,550
CMX Silver[1]	September 2022	(3)	(313,140)	(305,280)	7,860
LME Lead[1]	September 2022	(9)	(436,563)	(429,413)	7,150
NYMEX Palladium[1]	September 2022	(1)	(179,250)	(191,610)	(12,360)

Currency Futures
Canadian Dollar	September 2022	(29)	(2,310,024)	(2,253,300)	56,724
CME Australian Dollar	September 2022	(20)	(1,447,000)	(1,382,200)	64,800
CME British Pound	September 2022	(25)	(1,963,125)	(1,906,094)	57,031
CME Euro	September 2022	(21)	(2,830,774)	(2,766,225)	64,549
CME Japanese Yen	September 2022	(19)	(1,824,902)	(1,761,181)	63,721
CME Swiss Franc	September 2022	(17)	(2,220,731)	(2,240,494)	(19,763)
Indian Rupee	July 2022	(67)	(4,241,328)	(4,232,390)	8,938
New Zealand Dollar	September 2022	(21)	(1,368,150)	(1,310,820)	57,330

Index Futures
CAC 40 10 Euro	July 2022	(1)	(62,548)	(58,976)	3,572
CME E-mini S&P 500	September 2022	(2)	(389,698)	(378,950)	10,748
CME NASDAQ 100 E-Mini	September 2022	(1)	(246,075)	(230,590)	15,485
EUX DAX Index	September 2022	(2)	(700,625)	(635,570)	65,055
FTSE China A50	July 2022	(55)	(772,971)	(818,565)	(45,594)
MSCI Emerging Markets	September 2022	(5)	(262,800)	(250,675)	12,125
SGX Nikkei 225	September 2022	(4)	(54,715,999)	(54,700,404)	15,595

Interest Rate Futures
CBOT 5-Year U.S. Treasury Note	September 2022	(73)	(8,271,242)	(8,194,250)	76,992
CBOT 10-Year U.S. Treasury Note	September 2022	(66)	(7,934,438)	(7,823,063)	111,375
CBOT U.S. Long Bond	September 2022	(14)	(1,978,594)	(1,940,750)	37,844
CBOT Ultra Long-Term U.S. Treasury Bond	September 2022	(8)	(1,272,750)	(1,234,750)	38,000
EUX Euro-BTP Italian Government Bond	September 2022	(11)	(1,376,760)	(1,353,243)	23,517
EUX Euro-Bund	September 2022	(33)	(5,028,210)	(4,904,054)	124,156
EUX Euro-Buxl 30-Year Bond	September 2022	(5)	(874,400)	(815,083)	59,317
ICF Long Gilt	September 2022	(38)	(4,497,680)	(4,295,075)	202,605
Total Short Contracts			(108,536,447)	(107,420,365)	1,116,082

TOTAL FUTURES CONTRACTS			(85,395,823)	(84,671,005)	$724,818

*	Local currency.
[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.